Earnings (Loss) Per Common Share from Continuing Operations - (Details1) - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average exercise price of options excluded	$ 17.80	$ 17.42	$ 16.16
Exercise price range of options excluded, upper limit	21.81	21.81	21.81
Exercise price range of options excluded, lower limit	14.41	14.41	11.46
Fourth quarter weighted-average market price	$ 12.10	$ 13.23	$ 7.43
Restricted Stock Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements		2.2
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0.6		3.0
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements		0.1
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1.5	2.0	2.6
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Preferred Stock	19.8	23.8	15.5